Segment information - Reconciliation of segment Adjusted EBITDA to Group Loss for the Period (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment information
Depreciation and amortization	€ (3,384)	€ (2,348)	€ (6,670)	€ (4,432)
Operating loss	(7,684)	(10,104)	(12,314)	(18,262)
Financial costs, net	(212)	(256)	(471)	(705)
Income tax expenses	(124)		(124)	(129)
Loss for the period	(8,020)	(10,360)	(12,909)	(19,096)
Operating segment
Segment information
Reportable segment Adjusted EBITDA	7,477	975	20,195	3,670
Reportable segment Adjusted EBITDA after corporate expenses	(2,066)	(7,420)	(1,368)	(12,437)
Operating loss	(7,684)	(10,104)	(12,314)	(18,262)
Financial costs, net	(212)	(256)	(471)	(705)
Income tax expenses	(124)		(124)	(129)
Loss for the period	(8,020)	(10,360)	(12,909)	(19,096)
Corporate
Segment information
Corporate expenses	(9,543)	(8,395)	(21,563)	(16,107)
Depreciation and amortization	(1,493)	(1,342)	(3,032)	(2,200)
Sharebased payment expenses
Segment information
Share-based compensation	(2,234)	(336)	(4,276)	(1,393)
Depreciation and amortization
Segment information
Depreciation and amortization	€ (3,384)	€ (2,348)	€ (6,670)	€ (4,432)